Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2013
Accounts Payable and Accrued Liabilities

8.  Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following components:

	31 March
(Millions of US dollars)	2013	2012

Trade creditors	$69.6	$67.3
Other creditors and accruals	28.5	25.3

Total accounts payable and accrued liabilities	$98.1	$92.6